Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Forward Foreign Exchange Contracts
As of March 31, 2018, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 18 months from March 31, 2018):

March 31, 2018
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	£20.8	in exchange for	$29.0	£0.72
Euro	€1.5	in exchange for	$1.7	€0.87
Canadian Dollar	C$15.1	in exchange for	$12.1	C$1.25
Australian Dollar	A$4.1	in exchange for	$3.2	A$1.27

Schedule of Derivative Instruments, Statements of Financial Performance And Comprehensive Income, Location And Effect [Table Text Block]
The following table presents the effect of the Company's foreign currency derivatives on the accompanying consolidated statements of income and comprehensive income for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Forward exchange contracts designated as cash flow hedges
Loss recognized in accumulated other comprehensive income (loss)	$(0.2)	$(3.5)	$(0.2)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(1.5)	$5.0	$—

Forward exchange contracts not designated as cash flow hedges
Gain recognized in direct operating expense	$0.1	$—	$1.3

Total direct operating expense on consolidated statements of income	$2,309.6	$1,903.8	$1,415.3

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
As of March 31, 2018 and March 31, 2017, the Company had the following amounts recorded in the accompanying consolidated balance sheets related to the Company's use of foreign currency derivatives:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Other current assets(1)	$0.3	$0.6
Accounts payable and accrued liabilities(1)	0.6	0.5
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(1)	Includes an immaterial amount of forward foreign exchange contracts not designated as hedging instruments as of March 31, 2018 and 2017.